Advances from related parties	12 Months Ended
Dec. 31, 2025
Advances From Related Parties
Advances from related parties

10	Advances from related parties

Non-current

	2025	2024
	€	€
Borrowings held at amortized cost:
Advances from related parties	907,671	–

During the year, Jack Kaye, the Company’s Chief Executive Officer, has paid on behalf of the Company costs totaling €0.9 million in 2025 (2024: €0.1 million) in order for the Company to meet its obligations. Management has classified these advances, which are paid directly to vendors, within operations due to the nature of the transaction and represent non cash advances to the Company, with limited amounts representing cash financing activities. These advances are non-interest bearing and repayable only if, and when, the Company is able to do so.

On June 30, 2024, €4.6 million of advances payable to Jack Kaye were converted to Ordinary Shares at a conversion ratio of 1 ordinary share for the equivalent of every $10 owed. Other creditors also converted amounts owed to them to equity on the same ratio, leaving a balance of €39,756 in Trade and other payables on the Consolidated Statement of Financial Position as of December 31, 2024. Included in the balance is €30,804 owed to Jack Kaye. See Note 21 Related party transactions for additional information.